Cash and Short Term Bank Deposit (Details)	Dec. 31, 2025
Cash [Member]
Cash [Line Items]
Short term bank deposit average interest rate	4.10%
Short Term Bank Deposit [Member]
Cash [Line Items]
Short term bank deposit average interest rate	4.76%